Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2022 $ / shares
SM. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share | ₩ / shares	₩ 2,960	₩ 4,485
Number of shares | shares	22,033,898	22,033,898
Market value | ₩	₩ 65,220	₩ 98,822
Konan Technology Inc [Member]
Disclosure of associates [Line Items]
Market price per share | $ / shares			$ 28,250
Number of shares | shares	1,179,580
Market value | ₩	₩ 33,323